CHANGES IN ACCOUNTING POLICIES - Reconciliation of Net Income (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 3,304.1	$ 2,823.5
Cost of sales	2,362.6	1,945.6
Gross profit	941.5	877.9
Research and development expenses	101.4	114.9
Selling, general and administrative expenses	415.2	380.8
Other gains – net	(22.3)	(37.4)
After tax share in profit of equity accounted investees	(33.4)	(43.2)
Segment operating income	480.6	462.8
Finance expense – net	80.9	77.2
Earnings before income taxes	399.7	385.6
Income tax expense	59.6	30.9
Net income	340.1	354.7
Equity holders of the Company	330.0	346.0
Non-controlling interests	$ 10.1	$ 8.7
Basic – continuing operations (in dollars per share)	$ 1.24	$ 1.29
Diluted – continuing operations (in dollars per share)	$ 1.23	$ 1.28
Increase (decrease) due to application of IFRS 15
Disclosure of reclassifications or changes in presentation [line items]
Revenue		$ (6.5)
Cost of sales		(7.5)
Gross profit		1.0
Research and development expenses		0.0
Selling, general and administrative expenses		0.0
Other gains – net		0.0
After tax share in profit of equity accounted investees		(0.8)
Segment operating income		1.8
Finance expense – net		1.0
Earnings before income taxes		0.8
Income tax expense		1.8
Net income		(1.0)
Equity holders of the Company		(1.0)
Non-controlling interests		$ 0.0
Basic – continuing operations (in dollars per share)		$ 0.00
Diluted – continuing operations (in dollars per share)		$ (0.01)
Previously stated
Disclosure of reclassifications or changes in presentation [line items]
Revenue		$ 2,830.0
Cost of sales		1,953.1
Gross profit		876.9
Research and development expenses		114.9
Selling, general and administrative expenses		380.8
Other gains – net		(37.4)
After tax share in profit of equity accounted investees		(42.4)
Segment operating income		461.0
Finance expense – net		76.2
Earnings before income taxes		384.8
Income tax expense		29.1
Net income		355.7
Equity holders of the Company		347.0
Non-controlling interests		$ 8.7
Basic – continuing operations (in dollars per share)		$ 1.29
Diluted – continuing operations (in dollars per share)		$ 1.29